Long-Term Debt - Long-term Debt Issuances (Details) - Unsecured $ in Millions, $ in Millions	Apr. 30, 2025 USD ($)	Mar. 31, 2025 CAD ($)	Feb. 28, 2025 USD ($)
Unsecured senior notes, 2055 maturity | UNS Energy
Debt Instrument [Line Items]
Interest rate			5.90%
Debt instrument, face amount			$ 300
Senior notes, 2035 maturity | Central Hudson
Debt Instrument [Line Items]
Interest rate	5.61%
Debt instrument, face amount	$ 20
Senior notes, 2040 maturity | Central Hudson
Debt Instrument [Line Items]
Interest rate	5.81%
Debt instrument, face amount	$ 30
Senior notes, 2045 maturity | Central Hudson
Debt Instrument [Line Items]
Interest rate	6.01%
Debt instrument, face amount	$ 20
Unsecured senior notes, 2032 maturity | Fortis
Debt Instrument [Line Items]
Interest rate		4.09%
Debt instrument, face amount		$ 600